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                              JPMORGAN SELECT FUNDS

                    JPMORGAN SELECT INTERNATIONAL EQUITY FUND

                                ALL SHARE CLASSES

                        Supplement dated January 31, 2003
           to the Prospectuses and Statement of Additional Information
                             dated February 28, 2002

 Effective January 31, 2003, the Fund is renamed JPMorgan Fleming International
                                  Equity Fund.

                                                                  SUP-FIEPR-103